Other Non-Current Assets - Schedule of Non-Current Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Non-Current Assets [Abstract]
Prepaid expenses	₩ 14,646	₩ 8,132
Other	555	319
Other non-current assets	₩ 15,201	₩ 8,451